Acquisitions and Dispositions - Additional Information (Detail) $ in Thousands					12 Months Ended
	Sep. 01, 2017 USD ($) Facility T	Jan. 20, 2017 USD ($) Facility T	Jan. 09, 2017 USD ($) Facility	Oct. 31, 2016 USD ($) Facility T	Dec. 31, 2018 USD ($) T	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Goodwill					$ 2,184,336	$ 2,196,058	$ 2,052,728
Republic [Member]
Business Acquisition [Line Items]
Business acquisition approximate purchase price		$ 331,600
Approximate annual shipment tons | T		140,000
Number of manufacturing facilities | Facility		2
Goodwill		$ 115,562
ITC [Member]
Business Acquisition [Line Items]
Business acquisition approximate purchase price				$ 430,100
Number of manufacturing facilities | Facility				4
Goodwill				$ 29,522
Annual production capacity | T				860,000
ITC [Member] | Alabama [Member]
Business Acquisition [Line Items]
Number of manufacturing facilities | Facility				2
ITC [Member] | Illinois [Member]
Business Acquisition [Line Items]
Number of manufacturing facilities | Facility				2
Other Acquisitions [Member]
Business Acquisition [Line Items]
Business acquisition approximate purchase price					$ 33,100	212,700	50,100
Southland [Member]
Business Acquisition [Line Items]
Business acquisition approximate purchase price			$ 130,000
Southland [Member] | External Customers [Member]
Business Acquisition [Line Items]
Approximate annual shipment tons | T					290,000
Southland [Member] | Alabama [Member]
Business Acquisition [Line Items]
Number of manufacturing facilities | Facility			1
St. Louis Cold Drawn, Inc. [Member]
Business Acquisition [Line Items]
Business acquisition approximate purchase price	$ 60,000
Approximate annual shipment tons | T	200,000
Number of manufacturing facilities | Facility	2
St. Louis Cold Drawn, Inc. [Member] | St Louis Missouri [Member]
Business Acquisition [Line Items]
Number of manufacturing facilities | Facility	1
St. Louis Cold Drawn, Inc. [Member] | Monterrey, Mexico [Member]
Business Acquisition [Line Items]
Number of manufacturing facilities | Facility	1
Steel Products [Member]
Business Acquisition [Line Items]
Goodwill					$ 862,773	$ 720,997	$ 702,995
Steel Products [Member] | Republic [Member]
Business Acquisition [Line Items]
Goodwill		115,600
Goodwill expected to be deductible for tax purposes		$ 118,600
Steel Products [Member] | ITC [Member]
Business Acquisition [Line Items]
Goodwill				$ 29,500
Goodwill expected to be deductible for tax purposes				$ 30,500